Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues (note 17)	$ 2,685	$ 1,068
Cost of revenues (note 18)	2,029	853
Gross profit	656	215
Expenses:
Research and development costs (note 19)	3,222	418
Sales and marketing costs	102	108
General and administration expenses (note 20)	6,494	2,365
Operating loss	(9,162)	(2,676)
Loss (gain) on revaluation of warrant liability (note 12)	30,895	3,228
Financial income		(75)
Financial expense	91	107
Loss before taxes on income	(40,148)	(5,936)
Income tax expense (note 22)	(142)	(17)
Loss for the year	(40,290)	(5,953)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	555	(1,282)
Remeasurement loss from defined benefit plans		13
Other comprehensive income	555	(1,269)
Total comprehensive loss for the year	(39,735)	(7,222)
Less: Net loss attributable to non-controlling shareholders	(1,127)	(32)
Net loss attributable to A2Z’s shareholders	$ (38,608)	$ (7,190)
Basic and diluted loss per share	$ (1.70)	$ (0.43)
Weighted average number of shares outstanding	23,340,621	16,758,323